Shareholder Report	12 Months Ended	44 Months Ended	103 Months Ended
	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding	Oct. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
Entity Central Index Key	0000908186
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000099278 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Investor Class
Trading Symbol	ARYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.11%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund Investor Class returned 1.79% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	1.79%	7.08%	5.59%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 800,757,049	$ 800,757,049	$ 800,757,049
Holdings Count | holding	63	63	63
Advisory Fees Paid, Amount	$ 3,868,711
Investment Company, Portfolio Turnover	137.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

C000099279 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	I Class
Trading Symbol	ARYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund I Class returned 1.99% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	1.99%	7.30%	5.80%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 800,757,049	$ 800,757,049	$ 800,757,049
Holdings Count | holding	63	63	63
Advisory Fees Paid, Amount	$ 3,868,711
Investment Company, Portfolio Turnover	137.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

C000189665 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Y Class
Trading Symbol	ARYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund Y Class returned 2.14% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.14%	7.47%	6.58%	4/10/17
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.84%	—
Performance Index
S&P Developed REIT	1.58%	6.83%	3.42%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 800,757,049	$ 800,757,049	$ 800,757,049
Holdings Count | holding	63	63	63
Advisory Fees Paid, Amount	$ 3,868,711
Investment Company, Portfolio Turnover	137.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

C000099280 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	A Class
Trading Symbol	ARYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$137	1.36%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund A Class returned 1.54% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	1.54%	6.83%	5.33%
A Class - with sales charge	-4.30%	5.57%	4.70%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 800,757,049	$ 800,757,049	$ 800,757,049
Holdings Count | holding	63	63	63
Advisory Fees Paid, Amount	$ 3,868,711
Investment Company, Portfolio Turnover	137.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

C000099281 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	C Class
Trading Symbol	ARYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$212	2.11%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund C Class returned 0.77% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	0.77%	6.03%	4.53%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 800,757,049	$ 800,757,049	$ 800,757,049
Holdings Count | holding	63	63	63
Advisory Fees Paid, Amount	$ 3,868,711
Investment Company, Portfolio Turnover	137.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

C000099282 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R Class
Trading Symbol	ARYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$162	1.61%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R Class returned 1.28% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	1.28%	6.55%	5.06%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 800,757,049	$ 800,757,049	$ 800,757,049
Holdings Count | holding	63	63	63
Advisory Fees Paid, Amount	$ 3,868,711
Investment Company, Portfolio Turnover	137.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

C000189666 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R5 Class
Trading Symbol	ARYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R5 Class returned 1.99% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	1.99%	7.30%	6.41%	4/10/17
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.84%	—
Performance Index
S&P Developed REIT	1.58%	6.83%	3.42%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 800,757,049	$ 800,757,049	$ 800,757,049
Holdings Count | holding	63	63	63
Advisory Fees Paid, Amount	$ 3,868,711
Investment Company, Portfolio Turnover	137.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

C000131610 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R6 Class
Trading Symbol	ARYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R6 Class returned 2.22% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	2.22%	7.47%	5.96%
Regulatory Index
MSCI ACWI	22.64%	14.61%	11.31%
Performance Index
S&P Developed REIT	1.58%	6.83%	3.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 800,757,049	$ 800,757,049	$ 800,757,049
Holdings Count | holding	63	63	63
Advisory Fees Paid, Amount	$ 3,868,711
Investment Company, Portfolio Turnover	137.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

C000236116 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	G Class
Trading Symbol	ACIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Real Estate Fund G Class returned 2.93% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	The fund’s selection of health care stocks, coupled with an overweight in the sector, drove performance during the period. Senior living real estate investment trusts, which benefit from a supply and demand imbalance that favors existing units, propelled results for the fund. The top two holdings for the fund were positions with notable exposure to senior living.
•	Stock picks in the industrial sector proved fortuitous. The fund avoided certain positions that underperformed, while at the same time, certain overweight and portfolio-only holdings lifted performance.
•	Choices of investments in the office sector weighed on performance. Limited exposure to certain stocks based in New York and Japan slowed performance. Security selection in the residential sector also hampered results, driven by one position that was affected by its exposure to New York City market conditions and a U.K.-based homebuilder that took a charge to remediate construction issues.
•	From a geographic standpoint, selection in the U.S. buoyed performance. Overweight positions in senior housing gave performance a boost, while avoiding certain stocks in life science real estate, residential and cold storage aided results. Allocation to Japan was the top regional detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	2.93%	2.74%	3/1/22
Regulatory Index
MSCI ACWI	22.64%	12.74%	—
Performance Index
S&P Developed REIT	1.58%	0.16%	—

Performance Inception Date		Mar. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 800,757,049	$ 800,757,049	$ 800,757,049
Holdings Count | holding	63	63	63
Advisory Fees Paid, Amount	$ 3,868,711
Investment Company, Portfolio Turnover	137.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	68%
Short-Term Investments	2.7%	Australia	8%
Other Assets and Liabilities	(2.0)%	Japan	6%
		Singapore	3%
		United Kingdom	3%

C000015882 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Investor Class
Trading Symbol	REACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.16%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund Investor Class returned (2.94)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	-2.94%	7.36%	5.17%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 534,262,465	$ 534,262,465	$ 534,262,465
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 6,056,719
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

C000015884 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	I Class
Trading Symbol	REAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$95	0.96%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund I Class returned (2.74)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	-2.74%	7.57%	5.38%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 534,262,465	$ 534,262,465	$ 534,262,465
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 6,056,719
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

C000189663 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Y Class
Trading Symbol	ARYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$80	0.81%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund Y Class returned (2.62)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	-2.62%	7.74%	5.30%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.23%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 534,262,465	$ 534,262,465	$ 534,262,465
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 6,056,719
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

C000015883 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	A Class
Trading Symbol	AREEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$139	1.41%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund A Class returned (3.20)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	-3.20%	7.09%	4.90%
A Class - with sales charge	-8.76%	5.83%	4.28%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 534,262,465	$ 534,262,465	$ 534,262,465
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 6,056,719
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

C000050996 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	C Class
Trading Symbol	ARYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$212	2.16%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund C Class returned (3.94)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	-3.94%	6.29%	4.12%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 534,262,465	$ 534,262,465	$ 534,262,465
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 6,056,719
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

C000050997 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R Class
Trading Symbol	AREWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$163	1.66%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund R Class returned (3.44)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	-3.44%	6.82%	4.64%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 534,262,465	$ 534,262,465	$ 534,262,465
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 6,056,719
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

C000189664 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R5 Class
Trading Symbol	ARREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$95	0.96%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund R5 Class returned (2.77)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	-2.77%	7.57%	5.15%	4/10/17
Regulatory Index
Russell 3000	20.81%	16.74%	14.50%	—
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.23%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 534,262,465	$ 534,262,465	$ 534,262,465
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 6,056,719
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%

C000131605 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R6 Class
Trading Symbol	AREDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$80	0.81%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Real Estate Fund R6 Class returned (2.62)% for the reporting period ended October 31, 2025.
The fund seeks high total investment return through a combination of capital appreciation and current income.
•	Security selection and an overweight position in the health care sector contributed to performance. The fund tends to gravitate toward senior living real estate investment trusts (REITs) due to a dislocation in supply and demand that gives existing units ample pricing power. A pair of senior living REITs were the fund’s top contributors.
•	Investment choices in the industrial sector aided results. A lack of exposure to two REITs, a cold storage REIT and another for regulated cannabis, lifted performance.
•	Selection in the retail sector weighed on performance. Limited exposure to an owner of retail net lease assets as interest rates lowered was a tailwind for the company. A position in a shopping mall owner also slowed results as tariff pressures softened retailer fundamentals.
•	Stock picks in the residential sector hampered performance. Limited exposure to a REIT that owns upscale urban apartments, coupled with an overweight to a REIT with exposure to New York City multifamily housing, detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2015 through October 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	-2.62%	7.74%	5.54%
Regulatory Index
Russell 3000	20.81%	16.74%	14.08%
Performance Index
FTSE NAREIT All Equity REITs	-2.61%	7.22%	5.88%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 534,262,465	$ 534,262,465	$ 534,262,465
Holdings Count | holding	42	42	42
Advisory Fees Paid, Amount	$ 6,056,719
Investment Company, Portfolio Turnover	113.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	20%
Short-Term Investments	1.3%	Retail	14%
Other Assets and Liabilities	(0.8)%	Industrial	12%
		Data Centers	12%
		Telecommunications	9%